Discontinued Operations and Assets Held for Sale (Details) - Schedule of Summarizes the Assets and Liabilities of the Multipay Sale and the Consideration Received - MultiPay [Member]	6 Months Ended
Jun. 30, 2023 USD ($)
Carrying value of net assets sold:
Property and equipment write-off	$ 19,528
Net assets write-off	19,528
Sale consideration on disposition of net assets:
Sale consideration	95,852
Less: Value added tax	(15,304)
Net Consideration	80,548
Foreign currency translation:	155,049
Net gain on sale of a discontinued operation	$ 216,069